Consolidated Statements of Stockholder's Equity - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Common Stock [Member] | Previously Reported [Member]
Statement [Line Items]
Balance	$ 125,000	$ 125,000	$ 125,000
Balance, shares		3,877,282,251	3,877,282,251
Net loss
Issuance of common stock, net
Proceeds from shareholder
Balance			125,000	$ 125,000
Balance, shares				3,877,282,251
Common Stock [Member]
Statement [Line Items]
Balance	$ 125,000	$ 125,000	$ 125,000	$ 125,000
Balance, shares	3,877,282,251	3,877,282,251	3,877,282,251	3,877,282,251
Net loss
Balance	$ 125,000	$ 125,000	$ 125,000	$ 125,000
Balance, shares	3,877,282,251	3,877,282,251	3,877,282,251	3,877,282,251
Additional Paid-in Capital [Member] | Previously Reported [Member]
Statement [Line Items]
Balance	$ 38,058,000	$ 38,058,000	$ 38,058,000
Net loss
Issuance of common stock, net
Proceeds from shareholder
Balance			38,058,000	38,058,000
Additional Paid-in Capital [Member]
Statement [Line Items]
Balance	38,058,000	38,058,000	38,058,000	38,058,000
Net loss
Balance	38,058,000	38,058,000	38,058,000	38,058,000
Retained Earnings [Member] | Previously Reported [Member]
Statement [Line Items]
Balance	(8,625,000)	(1,574,000)	(1,574,000)
Net loss			(7,051,000)	(1,303,000)
Issuance of common stock, net
Proceeds from shareholder
Balance			(8,625,000)	(1,574,000)
Retained Earnings [Member]
Statement [Line Items]
Balance	(8,625,000)	(1,574,000)	(1,574,000)	(271,000)
Net loss	(657,000)	(669,000)
Balance	(9,282,000)	(2,243,000)	(8,625,000)	(1,574,000)
Noncontrolling Interest [Member] | Previously Reported [Member]
Statement [Line Items]
Balance	3,111,000	(3,315,000)	(3,315,000)
Net loss			(204,000)	(545,000)
Issuance of common stock, net
Proceeds from shareholder
Balance			3,111,000	(3,315,000)
Noncontrolling Interest [Member]
Statement [Line Items]
Balance	3,111,000	3,315,000	3,315,000	3,860,000
Net loss	(192,000)	(77,000)
Balance	2,919,000	3,238,000	3,111,000	3,315,000
Previously Reported [Member]
Statement [Line Items]
Balance	32,669,000	39,924,000	39,924,000
Net loss			(7,255,000)	(1,848,000)
Issuance of common stock, net
Proceeds from shareholder
Balance			32,669,000	39,924,000
Balance	32,669,000	39,924,000	39,924,000	41,772,000
Net loss	(849,000)	(746,000)		(1,848,000)
Balance	$ 31,820,000	$ 39,178,000	$ 32,669,000	$ 39,924,000